SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Supplementary disclosure of cash flow information [Abstract]
Disclosure of detailed information about cash flow information [Table Text Block]
	Year ended December 31,
	2024	2023
Non-cash investing and financing activities
Share consideration on acquisition of FCGI (note 5)	$72,652	$-
Fair value of stock options related to the acquisition of FCGI (note 5)	17	-
Common shares issued on acquisition of Rich Gulch (note 10)	2,100	-
	$74,769	$-